Acquisitions, Investments, Dispositions and Divestitures - Income from Discontinued Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Tangible and intangible asset impairments		$ 0	$ 1	$ 994
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues		678	725	712
Operating expenses		748	506	823
Pre-tax income/(loss) from operations		4,110	219	(111)
Income/(loss), net of income taxes		3,380	155	(143)
Tangible and intangible asset impairments		0	0	95
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from discontinued operations		4,180	0	0
Discontinued Operations, Disposed of by Sale [Member] | Discontinued Operations [Member] | Social and Mobile Games [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues		678	725	549
Operating expenses	[1]	748	499	447
Pre-tax income/(loss) from operations		4,110	226	102
Income/(loss), net of income taxes		3,380	162	49
Discontinued Operations, Disposed of by Sale [Member] | Discontinued Operations [Member] | Showboat Atlantic City [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues		0	0	115
Operating expenses		0	6	174
Pre-tax income/(loss) from operations		0	(6)	(59)
Income/(loss), net of income taxes		0	(6)	(38)
Tangible and intangible asset impairments		0	0	10
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Discontinued Operations [Member] | Harrahs Tunica [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues		0	0	46
Operating expenses		0	0	166
Pre-tax income/(loss) from operations		0	0	(120)
Income/(loss), net of income taxes		0	0	(120)
Tangible and intangible asset impairments		0	0	68
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Discontinued Operations [Member] | Disposal Group Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues		0	0	2
Operating expenses		0	1	36
Pre-tax income/(loss) from operations		0	(1)	(34)
Income/(loss), net of income taxes		0	(1)	(34)
Tangible and intangible asset impairments		$ 0	$ 0	$ 17

[1]	(1) Operating expenses primarily consist of platform fees and property, general, administrative, and other expenses, including stock-based compensation expense directly identifiable with employees of the SMG Business of $264 million, $29 million, and $38 million for the years ended December 31, 2016, 2015, and 2014, respectively.